FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 4,633	$ 4,452
Disclosure of financial liabilities [line items]
Financial liabilities	19,342	17,679
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Hedging instrument, assets	90	232
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Hedging instrument, liabilities	23	33
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	23	33
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	19,319	17,646
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	90	232
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,543	4,220
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	921	722
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	921	722
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	13,169	12,178
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,169	12,178
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Financial liabilities	5,129	4,644
Shares classified as financial liability | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Shares classified as financial liability | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	5,129	4,644
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	23	33
Financial liabilities (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	23	33
Financial liabilities (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	100	102
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	100	102
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	431	674
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	431	674
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	2,538	2,268
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,538	2,268
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	90	232
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	90	232
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	1,574	1,278
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 1,574	$ 1,278